UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-14

Central Index Key Number of issuing entity: 0001715824

Citigroup Commercial Mortgage Trust 2017-P8

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

Barclays Bank PLC

Central Index Key Number: 0000312070

Macquarie US Trading LLC d/b/a Principal Commercial Capital

Central Index Key Number: 0001634437

Starwood Mortgage Funding V LLC

Central Index Key Number: 0001682509

Citigroup Global Markets Realty Corp.

Central Index Key Number: 0001541001

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: June 28, 2019	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President